Operating expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Operating expenses by nature
Schedule of components of operating expenses by nature

		2022	2021	2020
	Notes	£m	£m	£m
Employee costs	A9	1,736	1,405	1,305
Direct materials and services		704	586	583
Vehicle costs		201	146	134
Property costs		82	60	65
Depreciation and impairment of property, plant and equipment	B3	140	128	132
Amortisation and impairment of intangible assets	B2	140	91	101
One-off and adjusting items – operating	A1	136	21	8
Other operating expenses[1]		234	173	181
Total operating expenses		3,373	2,610	2,509
1.	Other operating expenses includes professional fees, marketing costs, and amortisation of contract costs.